Quarterly Report
December 31, 2022
MFS®  Municipal Income Fund
LMB-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.2%
Alabama - 2.2%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$637,964
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,196,445
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,806,423
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	10,165,000	10,434,488
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,380,000	1,077,131
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	242,119
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	190,000	188,938
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,225,346
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	245,000	239,608
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	125,000	121,236
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	415,000	407,638
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	5,170,000	5,174,773
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 3.842% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	15,870,000	15,739,020
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,146,191
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,084,214
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	792,312
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,305,000	919,061
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	926,172
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,643,662
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	360,000	365,213
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	2,465,000	2,676,814
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	11,470,000	11,452,000
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,285,782
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	490,000	530,025
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,334,052
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	2,018,641
		$93,665,268
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$490,000	$532,097
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	790,000	864,915
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,035,000	1,139,563
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,075,000	1,192,701
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	810,000	900,333
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,440,000	1,522,468
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	870,000	919,910
		$7,071,987
Arizona - 2.3%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	$975,000	$977,374
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	781,641
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	557,912
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	92,799
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	118,544
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	301,286
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	819,835
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,885,415
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,498,437
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	126,988
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	118,544
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	220,343
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	299,824
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	373,657
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	509,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	$315,000	$355,683
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	240,000	270,356
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	200,000	218,762
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,100,000	1,187,060
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	832,430
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	445,781
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	547,765
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	578,158
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,661,920
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,427,470
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,050,000	2,041,022
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	838,597
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,550,000	1,426,269
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,360,000	2,382,884
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,169,334
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	538,110
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	456,345
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	133,659
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	244,149
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	643,443
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	440,850
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	323,923
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	556,676
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,400,486
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,466,722
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	554,236
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	5,115,000	5,458,694
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,210,475
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	365,266
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	113,529
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	414,625
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	247,327
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	561,790
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	447,462
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	706,799
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	652,291
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	659,680
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	431,639
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,535,577
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,680,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	$2,355,000	$1,722,519
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	2,131,394
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 12/01/2035 (Put Date 2/01/2023)	15,000,000	15,000,930
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	335,000	325,123
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	815,000	775,951
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	665,000	619,790
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	120,000	123,537
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	420,000	431,144
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	225,000	229,105
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	395,000	397,069
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	480,000	470,628
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	148,658
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	799,541
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	807,548
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	208,281
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	175,333
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	873,156
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	948,314
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,676,442
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,202,563
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B-3”, 5.125%, 11/15/2029 (n)	1,135,000	1,132,007
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,714,964
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,636,980
		$98,860,713
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$163,740
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	332,685
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	36,428
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,690,213
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,911,124
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,704,547
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,463,331
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	685,000	706,138
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	489,100
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	383,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	$420,000	$422,745
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,018,293
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	113,714
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	285,412
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	127,634
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	477,644
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,329,934
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	345,000	349,276
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,248,413
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,215,825
		$19,470,119
California - 7.6%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$6,850,000	$6,814,559
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,291,909
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,516,571
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	4,100,547
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	597,969
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	115,000	121,400
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	150,000	145,282
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	240,000	226,396
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	98,097
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	120,230
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	785,000	680,548
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,125,354
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,907,742	3,772,731
California Housing Finance Agency Municipal Certificates, “X”, 0.797%, 11/20/2035 (i)	54,206,704	2,923,774
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	19,367,829	1,063,232
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,451,154
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	580,788
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,417,743
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,198,495
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	3,850,000	3,868,005
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	185,000	185,531
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,568,767
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,356,170
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,354,879
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,002,249
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	230,000	232,321
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	310,000	299,303
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	1,994,191
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,919,045
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	205,000	212,483
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	413,050
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	399,075
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	334,090
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	315,000	318,799
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	285,000	288,139
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	637,986
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,390,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	$1,065,000	$976,360
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	1,620,000	1,499,813
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030	7,080,000	8,264,110
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	6,170,000	7,231,054
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	7,220,000	7,327,766
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,542,137
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	448,991
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	695,377
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	447,009
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	465,000	468,770
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	400,000	411,244
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,059,175
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050	2,740,000	2,314,563
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	834,739
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,219,251
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,095,000	2,937,461
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	391,405
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	732,541
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,777,384
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,644,827
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,720
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	510,000	520,565
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,085,741
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	4,290,000	4,111,006
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,859,066
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	474,179
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	341,778
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,218,275
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	523,159
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,170,000	5,334,236
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	629,122
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,535,000	2,736,837
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,350,265
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,497,580
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	16,840,000	11,271,153
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,497,436
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	20,500,000	18,124,774
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	380,000	388,566
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,429,321
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,060,337
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,322,513
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,423,668
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	1,655,000	1,721,937
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	370,000	389,612
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	650,000	677,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	$815,000	$845,531
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,459,913
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,895,007
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,316,289
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	5,065,000	5,245,247
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	460,000	358,533
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,082,643
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2050	880,000	652,765
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,317,340
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,631,276
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,465,000	1,598,627
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,165,000	1,012,063
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	1,959,194
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	125,000	100,678
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,416,782
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	280,000	267,703
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	136,178
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	65,893
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	114,214
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	315,000	261,171
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	186,551
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	103,639
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	144,977
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,290,000	1,323,849
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	576,263
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,269,991
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	3,775,000	3,900,318
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,165,000	2,265,847
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,165,000	2,293,457
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	97,704
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,207,006
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,694,184
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,460,024
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	3,665,000	3,700,496
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,123,665
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,847,349
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	95,000	103,776
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024 (Prerefunded 7/01/2023)	395,000	398,394
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025 (Prerefunded 7/01/2023)	1,180,000	1,190,140
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,203,363
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,326,279
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,914,034
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,896,006
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,740,253
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	970,000	981,295
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,520,691
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	3,992,875
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,857,389
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	278,081
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	5,468,588
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,210,356
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,002,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	$4,015,000	$3,631,373
State of California, Various Purpose General Obligation, 5%, 12/01/2029	1,770,000	2,039,026
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,380,000	1,482,472
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,060,000	1,130,011
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	3,935,000	4,259,467
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	395,000	462,705
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	2,505,000	2,944,406
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	7,080,000	7,587,492
State of California, Various Purpose General Obligation Refunding, AGM, 5.25%, 8/01/2032	7,205,000	8,644,161
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,525,170
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,233,469
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,189,449
		$323,570,174
Colorado - 4.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$45,000	$48,207
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	44,000	47,177
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	44,000	47,170
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	76,000	84,273
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	80,000	88,517
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	87,000	96,045
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	59,943
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	87,000	95,751
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	99,000	108,243
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	35,000	38,019
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	415,000	424,196
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,394,629
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	816,381
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	155,000	157,337
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	589,745
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	483,069
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,444
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	401,395
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	400,300
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	724,157
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,269,452
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,496,895
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	247,350
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	293,277
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	307,575
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,919,508
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,571,068
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,165,586
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,048,900
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,214,194
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,435,214
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,884,541
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	4,226,482
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	420,000	442,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	$385,000	$340,735
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	593,892
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,387,206
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	8,144,536
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,072,172
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,551,452
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,469,822
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,840,000	3,220,674
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	940,000	949,060
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,567,824
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	952,241
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	7,275,000	7,358,513
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	3,635,000	3,708,041
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,520,000	2,467,955
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,433,416
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	800,000	870,670
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	790,000	855,931
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	820,000	884,356
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	600,339
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	347,185
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	271,728
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	270,160
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	229,802
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	3,645,000	3,714,059
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	3,545,000	3,578,535
Colorado Housing & Finance Authority, Single Family Mortgage, “F”, GNMA, 5.25%, 11/01/2052	6,000,000	6,296,164
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2031	225,000	239,034
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2032	300,000	318,305
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2032	300,000	318,322
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 1/15/2033	280,000	273,895
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2033	280,000	273,035
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2034	560,000	540,692
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2036	465,000	436,742
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	335,000	306,957
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,311,488
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	8,287,859
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	2,360,000	2,471,420
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,180,000	1,291,040
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,424,569
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,222,375
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	760,000	766,426
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,278,554
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	539,872
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	960,002
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2034	1,995,000	2,136,075
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2035	3,935,000	4,207,271
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,239,381
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,396,664
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,475,052
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,469,299
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,202,965
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,354,532
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,246,547
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,035,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	$12,145,000	$11,247,964
		$168,466,129
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,355,000	$2,382,453
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,130,735
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	495,000	491,786
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,003,962
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,412,757
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	640,000	699,962
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	295,000	327,311
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	60,000	66,393
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	3,375,000	3,641,746
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	1,870,000	2,015,175
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	1,855,000	1,998,599
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,250,076
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	841,120
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2033	4,330,000	4,999,832
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2035	7,000,000	7,960,948
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	134,275
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	199,604
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	223,241
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	464,846
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	728,000	732,706
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	590,000	567,965
		$45,545,492
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$185,000	$189,721
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	375,000	376,844
		$566,565
District of Columbia - 0.7%
District of Columbia Rev. (KIPP D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,145,000	$1,161,223
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	2,705,000	2,704,937
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,444,850
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	670,892
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,489,200
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	4,720,000	5,171,163
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	3,150,000	3,441,591
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	7,870,000	8,506,472
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,875,653
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,575,000	1,436,974
		$30,902,955
Florida - 3.5%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$428,183
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	541,610
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	835,240
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,400,988
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,815,977
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	19,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$825,000	$831,457
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	386,633
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	871,884
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,459,986
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,673,793
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,816,882
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,523,308
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	58,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	660,000	382,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	995,000	577,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	104,400
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,065,000	1,122,163
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	1,120,000	1,180,115
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	476,544
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	1,790,000	1,886,076
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	79,471
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	483,727
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	5,315,000	5,320,836
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	85,000	84,247
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	125,970
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	372,123
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	88,922
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	385,647
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	832,790
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,202,156
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	201,187
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	395,000	357,855
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	775,000	659,808
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	112,098
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	187,104
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	247,621
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	170,243
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	150,251
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	176,163
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	280,917
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	817,661
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,672,378
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	366,971
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	285,803
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,270,690
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	524,185
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	250,943
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	390,000	279,059
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	356,126
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	336,252
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	777,549
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,062,719
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	874,814
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	470,000	483,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	$645,000	$660,361
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	814,615
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,109,776
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,312,458
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	1,965,495
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	392,512
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	535,000	464,402
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	970,000	813,324
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	50,000	49,938
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,215,000	3,214,992
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	5,110,000	4,968,393
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,845,000	7,705,907
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	6,115,000	5,919,919
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,589,813
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,545,904
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	368,601
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,587,147
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	25,000	24,847
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	92,734
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	136,421
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	462,130
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	8,105,000	6,787,223
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	630,000	604,949
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,407,631
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	224,658
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	107,139
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	180,376
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	4,550,000	4,382,070
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	390,000	421,532
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	591,629
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	820,000	819,937
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	225,501
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	252,949
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	91,366
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	261,614
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	291,663
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	291,873
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	304,400
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	229,427
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	6,787,143
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	759,952
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	985,367
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	683,591
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	310,000	280,379
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	660,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	$515,000	$400,164
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	995,000	724,889
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	536,751
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	671,714
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	132,301
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,215,614
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,264,644
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,465,000	3,255,469
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	503,100
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	80,315
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	74,791
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	78,645
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	68,695
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	72,451
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	315,181
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	222,342
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	210,148
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	196,543
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	23,092
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	198,221
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	182,345
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	389,733
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,149,296
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	877,911
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	689,889
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	359,531
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	524,369
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	233,661
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	305,150
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	286,138
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	370,398
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	155,000
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	147,005
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	245,000	240,582
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	239,323
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	375,000	387,640
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,865,000	3,496,728
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	1,880,000	1,897,421
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,713,297
		$147,993,967
Georgia - 3.0%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	$7,710,000	$7,886,842
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	4,680,000	4,446,540
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,459,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	$1,770,000	$1,652,297
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	906,696
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	831,898
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,063,006
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,433,638
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	623,110
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	4,025,000	3,998,618
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,751,251
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), 4.125%, 11/01/2045	2,000,000	1,705,156
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	515,000	519,738
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	900,000	903,163
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	265,000	270,363
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	275,000	277,746
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	245,000	243,571
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	260,000	274,328
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	265,000	278,626
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	7,415,000	7,460,946
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	4,160,000	4,162,186
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,115,000	1,115,586
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	3,420,000	3,421,797
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,075,000	3,076,616
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,324,713
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,020,000	1,019,532
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	115,000	114,888
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	697,659
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,461,828
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,470,071
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 3.677% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	8,115,000	8,078,965
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,721,546
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,030,154
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,646,415
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	13,921,385
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,530,000	1,516,735
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	868,271
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	590,000	542,095
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,125,000	2,163,336
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,417,546
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,793,795
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,768,227
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	225,425
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	249,027
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	171,600
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,210,665
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	3,959,583
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,503,884
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,787,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	$1,325,000	$1,426,853
		$128,854,383
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$295,000	$311,610
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	220,000	233,939
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	315,436
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,235,000	1,947,825
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	553,140
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	600,000
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	4,770,000	4,727,458
		$8,689,408
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$375,000	$383,861
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	330,000	335,996
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	235,000	237,583
		$957,440
Illinois - 9.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,415,229
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,750,000	2,789,816
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,109,026
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	1,941,808
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	803,656
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	11,475,000	11,070,372
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,297,827
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,405,159
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	275,345
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	225,271
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	802,288
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	801,757
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,406,441
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,933,162
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	11,885,000	12,324,207
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	8,095,000	6,537,088
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	920,000	975,272
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	610,000	651,701
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	460,000	495,095
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,220,000	1,319,326
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,260,000	2,374,293
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	4,200,000	4,404,159
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	3,640,000	3,809,449
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	4,915,000	4,705,612
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	830,589
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	210,114
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	209,722
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	209,310
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	187,401
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	180,697
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	133,476
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	860,548
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,302,708
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	839,402
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,115,000	5,168,095
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	950,000	959,750
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	2,555,000	2,563,965
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,751,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	$7,625,000	$6,806,850
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,229,197
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039 (w)	5,435,000	5,706,914
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041 (w)	1,740,000	1,797,122
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043 (w)	435,000	448,190
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	590,000	601,343
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,060,000	3,142,798
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,095,000	2,167,982
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	480,000	499,924
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,845,629
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,848,935
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038 (w)	7,390,000	7,644,543
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,434,120
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	277,635
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,430,344
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,594,722
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	754,792
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	251,191
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,170,214
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,512,961
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,228,068
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	5,867,136
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	726,348
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,208,883
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	590,000	605,832
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,461,992
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	4,640,000	4,546,771
Chicago, IL, O'Hare International Airport General Senior Lien Rev., “A”, 4.5%, 1/01/2048	7,210,000	6,804,577
Chicago, IL, O'Hare International Airport General Senior Lien Rev., “A”, 4.625%, 1/01/2053	8,650,000	8,220,524
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	745,000	746,035
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	370,000	370,498
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,644,714
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,888,606
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,155,000	2,236,709
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,468,576
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,106,487
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	7,908,407
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,863,808
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	830,000	925,546
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	865,000	927,715
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,040,751
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,015,000	946,401
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	160,000	168,544
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	965,516
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	3,470,000	3,506,943
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,330,000	2,637,365
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	3,775,000	4,162,135
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	335,793
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	399,093
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	241,001
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	430,324
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	366,214
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	1,970,506
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,975,920
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	220,000	221,265
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,500,000	1,442,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	$150,000	$151,064
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	3,015,000	2,800,618
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,082,983
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	6,999,968
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,691,609
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,426,420
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	1,974,202
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,535,000	2,578,506
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-1”, 6%, 11/15/2027	2,425,000	2,431,011
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	858,949
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,243,791
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	4,970,000	5,027,507
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	402,940
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	800,233
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	629,292
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	611,345
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,966,282
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	1,610,000	1,801,573
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	3,150,000	3,655,059
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	780,000	751,261
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	341,939
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	374,412
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	610,000	547,188
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	156,325
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	371,007
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	775,000	690,370
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	342,779
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,455,000	1,427,087
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	3,490,000	3,538,217
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	7,237,493
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,615,000	2,538,600
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	2,951,615
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	2,945,324
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	2,687,603
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	1,849,577
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,831,871
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,670,537
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	830,000	800,108
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	485,000	458,578
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	830,000	798,681
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,422,810
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	200,000	209,590
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	201,499
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	647,145
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,500,764
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	955,000	954,361
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,195,000	1,139,074
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	641,807
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	657,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	$320,000	$301,243
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	288,566
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	171,477
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	479,764
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	526,032
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	487,370
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	229,298
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,239,661
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,030,237
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	735,016
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	694,184
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	606,823
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	315,000	324,022
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	754,060
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	710,000	702,905
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	498,157
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	744,654
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,086,905
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,616,294
State of Illinois, General Obligation, 5%, 2/01/2029	1,715,000	1,754,874
State of Illinois, General Obligation, 4.125%, 11/01/2031	1,355,000	1,305,814
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,352,028
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,388,806
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,267,113
State of Illinois, General Obligation, AGM, 5%, 4/01/2024	3,935,000	3,951,764
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	570,000	574,681
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,596,856
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	2,011,472
State of Illinois, General Obligation, “A”, 5%, 3/01/2026	1,970,000	2,023,386
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	7,985,114
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	10,578,790
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	1,345,000	1,345,151
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,793,231
State of Illinois, General Obligation, “B”, 5%, 3/01/2025	3,150,000	3,216,313
State of Illinois, General Obligation, “B”, 5%, 3/01/2026	2,560,000	2,629,375
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,182,753
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,877,918
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,180,675
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,767,859
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,266,396
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,158,105
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,467,765
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	790,000	733,971
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	565,082
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	706,788
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	968,813
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,423,299
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,590,600
		$402,014,289
Indiana - 1.0%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$2,235,000	$2,285,729
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	422,683
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,036,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	$1,725,000	$1,737,888
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	150,000	160,640
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	160,000	173,500
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	280,000	307,467
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	320,000	352,947
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	180,000	183,590
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	185,000	187,370
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	216,650
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	143,667
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	1,980,286
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,727,470
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,908,110
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,440,000	1,416,943
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	3,760,000	3,719,914
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “D”, 5%, 1/01/2027	8,655,000	9,132,729
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,611,798
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,418,138
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	495,000	536,344
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	360,000	388,219
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	445,000	474,112
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,120,000	3,066,831
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	879,473
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	337,959
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	610,023
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,975,000	1,941,343
		$44,358,399
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “A”, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$2,360,000	$2,365,810
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	610,000	584,169
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	451,275
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	774,899
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	500,000	500,210
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,940,000	2,855,498
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	7,075,000	6,868,445
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	600,583
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	649,440
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	740,119
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	340,000	316,721
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	4,615,000	3,711,568
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,510,000	2,468,073
		$22,886,810
Kansas - 0.9%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,136,004
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,254,402
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,187,644
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	1,022,589
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	525,245
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	103,792
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	423,376
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	476,385
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,318,722
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	809,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	$855,000	$848,489
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	899,574
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	974,222
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,053,779
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,190,000	1,109,385
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,635,000	2,423,559
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	938,272
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	699,512
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,252,818
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,294,751
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	10,590,000	11,084,558
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	108,757
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	125,935
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	94,204
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	477,662
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	50,000	48,575
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	335,000	297,933
		$35,989,468
Kentucky - 1.4%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,740,822
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	465,000	482,978
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,427,158
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,133,973
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,041,193
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,318,731
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,033,244
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,635,082
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	694,681
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,232,624
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	100,000	105,942
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	60,000	61,452
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	125,000	123,695
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	92,612
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	181,928
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032 (Prerefunded 7/01/2023)	1,575,000	1,591,000
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,300,000	1,275,061
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	2,530,000	2,511,526
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	24,825,000	24,595,875
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,436,574
		$58,716,151
Louisiana - 1.6%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,372,749
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,720,000	3,126,996
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	465,000	475,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	$2,010,000	$2,040,998
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	448,311
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	1,765,000	1,670,578
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	380,000	365,732
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	787,745
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,142,437
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	3,950,000	3,885,824
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	3,205,000	3,152,928
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	2,470,000	2,429,870
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	445,000	470,175
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,160,000	1,212,489
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,014,674
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	7,810,000	7,339,898
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	3,050,267
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	2,044,285
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,313,461
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	4,605,000	4,609,891
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,045,000	1,054,235
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,000,000	1,009,362
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	790,000	795,826
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	590,000	609,928
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	970,533
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	2,030,000	2,319,883
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2034	4,180,000	4,741,316
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	669,416
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	711,012
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	867,270
		$68,703,125
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$884,620
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	451,345
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	426,024
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	430,481
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	434,783
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,156,942
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	927,517
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	954,101
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,152,414
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,607,477
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,468,604
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	2,095,000	2,100,556
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	440,000	436,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	$1,510,000	$1,575,864
		$18,007,083
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,118,183
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	377,670
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	1,990,000	1,947,094
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,459,593
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	960,518
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2039	1,180,000	1,166,501
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,227,844
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,125,937
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	289,995
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	335,869
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	708,867
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	137,942
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	140,524
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	756,633
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	5,970,000	6,061,277
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	4,840,000	4,863,143
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	530,000	529,535
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	5,995,000	5,827,542
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	240,000	257,330
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	360,000	390,901
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	280,000	307,942
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	7,010,000	6,879,958
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2040	280,000	259,075
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2041	1,105,000	1,014,765
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	569,579
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	210,840
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	555,284
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	120,201
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	324,556
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	891,762
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	575,000	565,926
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	3,943,611
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,428,502
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	889,343
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,868,700
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,241,748
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,327,046
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,889,967
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	881,591
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,254,975
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	737,630
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	440,000	425,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	$430,000	$411,552
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	138,443
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	222,547
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	224,533
		$67,268,472
Massachusetts - 3.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,085,000	$2,101,817
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	7,310,000	7,740,140
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,691,970
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	7,865,000	8,569,485
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,115,000	5,516,530
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2042	1,770,000	1,905,848
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	1,885,000	1,897,399
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,857,594
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2031	890,000	968,588
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2032	905,000	982,783
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,398,213
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	705,000	720,407
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	202,792
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,766,843
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	526,391
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	824,405
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	367,592
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	112,932
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,221,141
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,349,381
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	282,131
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	447,010
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,098,610
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	186,834
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	362,631
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	915,683
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	498,877
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	560,000	580,035
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,135,000	1,155,511
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	1,025,000	1,040,202
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	732,964
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	451,088
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,492,845
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	740,000	716,571
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	914,158
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,705
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	350,000	290,002
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	28,390
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	6,924,615
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	7,215,000	5,927,964
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	340,000	340,099
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	350,000	350,112
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	5,510,000	5,267,554
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,300,000	1,242,799
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,694,991
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,676,815
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	3,040,000	2,948,694
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,230,970
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	4,046,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	$6,275,000	$6,537,339
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	416,853
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	829,451
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,180,155
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	145,000	150,954
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	3,315,000	3,831,758
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,705,414
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,234,406
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,571,814
		$129,095,019
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$1,235,000	$1,237,349
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	400,000	428,350
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	365,000	386,882
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,728,935
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,599,394
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	2,920,000	3,081,528
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,037,652
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,274,081
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	2,074,145
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	538,490
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	680,000	679,011
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,758,479
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,233,649
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	858,890
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,709,853
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,905,000	2,937,091
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	4,145,000	4,148,222
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “A”, 5%, 12/01/2032	6,295,000	7,128,496
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	630,000	650,133
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	472,265
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	630,000	648,770
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	393,344
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	190,000	194,396
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	459,161
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	770,000	761,172
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,019,179
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,769,732
Michigan Strategic Fund Ltd. Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,167,480
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	785,037
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	485,232
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	373,022
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	805,001
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,747,159
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	1,960,000	2,087,040
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,030,000	2,157,324
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	775,000	875,365
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	945,000	1,062,961
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,455,000	1,622,578
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,032,988
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	858,336
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	938,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	$230,000	$247,354
		$76,454,495
Minnesota - 1.0%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$805,000	$740,921
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,123,623
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	442,594
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,040,809
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	1,987,784
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,329,036
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,540,245
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	905,000	839,729
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	221,972
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2025	190,000	197,441
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	605,000	640,812
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	180,000	196,005
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	2,044,096
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,433,983
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	195,000	194,434
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	13,315,000	13,422,869
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	5,085,000	4,939,067
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	5,205,000	5,046,672
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	1,670,000	1,656,193
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,010,000	1,646,460
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	231,855
		$43,916,600
Mississippi - 0.6%
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	$1,935,000	$2,256,028
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	315,000	326,278
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	790,000	826,064
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	399,444
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,226,508
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	865,000	866,574
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	2,925,000	2,835,303
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,479,466
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	666,277
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	590,432
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	582,986
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	323,142
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2033	280,000	300,195
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	995,124
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	691,370
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	985,000	998,136
State of Mississippi, “B”, 5%, 12/01/2025	465,000	495,973
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,144,926
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,144,926
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,284,408
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	850,000	885,405
		$27,318,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.2%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$265,000	$263,315
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	670,000	646,718
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	8,056,894
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,508,463
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	3,640,000	3,687,910
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	121,575
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	191,023
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	889,388
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	277,237
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	337,831
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	889,821
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	575,000	583,496
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,312,083
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,725,850
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,696,040
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,625,511
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,238,934
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	2,060,000	2,111,758
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	220,000	219,105
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	4,435,000	4,297,809
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,870,000	2,891,278
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	1,505,000	1,535,334
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	224,460
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	175,000	142,238
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	110,488
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	87,621
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	176,460
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	160,000	138,322
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	465,828
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,347,789
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	2,840,000	2,930,021
		$52,730,600
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$2,965,000	$2,973,646
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	200,000	197,805
		$3,171,451
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$713,955
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	330,000	329,560
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	2,910,000	2,913,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., “A”, 5%, 1/01/2027	$385,000	$416,838
Nebraska Public Power District Rev., “A”, 5%, 1/01/2030	450,000	509,906
Nebraska Public Power District Rev., “A”, 5%, 1/01/2031	1,145,000	1,315,469
Nebraska Public Power District Rev., “A”, 5%, 1/01/2032	1,220,000	1,399,822
Nebraska Public Power District Rev., “A”, 5%, 1/01/2033	395,000	452,057
Nebraska Public Power District Rev., “B”, 5%, 1/01/2029	800,000	894,782
Nebraska Public Power District Rev., “B”, 5%, 1/01/2030	765,000	866,840
Nebraska Public Power District Rev., “B”, 5%, 1/01/2031	590,000	677,840
Nebraska Public Power District Rev., “B”, 5%, 1/01/2032	630,000	722,859
Nebraska Public Power District Rev., “B”, 5%, 1/01/2033	620,000	709,558
		$11,922,979
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$715,933
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,552,449
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	105,000	103,508
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	138,190
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	491,109
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	555,000	537,070
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	561,947
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,160,000	1,964,518
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,385,000	2,309,643
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	95,000	100,829
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	331,940
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	408,727
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	195,000	189,115
		$9,404,978
New Hampshire - 0.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$9,564,878	$9,235,994
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,498,282
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 4%, 10/20/2036	6,641,698	6,183,416
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,821,344
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	703,151
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,722,763	6,518,527
		$25,960,714
New Jersey - 4.8%
Atlantic City, NJ, Board of Education, 4%, 4/01/2029	$160,000	$169,839
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	130,000	137,360
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	130,000	136,519
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	225,000	235,040
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	225,000	232,860
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	125,000	139,127
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	205,000	198,569
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	170,000	163,706
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	245,000	232,034
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	3,875,000	4,163,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	$475,000	$494,653
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,310,000	1,407,670
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,386,939
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	239,739
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	651,761
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	594,675
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	1,942,938
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	373,299
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	371,264
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,119,056
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,245
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	833,048
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,137,797
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	155,000	155,424
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	480,000	503,067
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	405,000	422,038
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,286,593
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	670,000	657,053
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	385,000	401,265
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	7,270,000	7,733,837
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	16,900,000	16,028,403
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,856,313
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,199,312
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,712,698
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,423,142
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2030	590,000	665,413
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	672,227
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2032	790,000	906,447
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2033	355,000	404,336
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,750,628
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,742,252
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,400,000	1,466,391
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,405,000	1,464,110
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,240,000	1,284,936
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,445,000	1,490,275
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,447,801
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	4,475,000	4,172,407
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	11,485,000	11,314,666
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	338,871
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	471,853
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,231,767
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,211,594
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	6,190,000	5,959,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	$1,690,000	$1,387,769
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	493,939
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051 (u)	9,560,000	9,434,196
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	8,230,000	7,892,718
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,471,524
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,464,335
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,453,207
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,397,187
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	899,139
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	3,220,000	3,482,127
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,120,000	1,179,107
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	4,720,000	5,007,554
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,120,000	1,048,130
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,255,270
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,120,000	1,166,455
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,275,000	1,164,383
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	869,733
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	1,942,994
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	3,000,138
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,405,000	2,572,011
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,836,051
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,135,000	3,311,548
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	9,661,886
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	7,597,678
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,637,751
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,026,904
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	12,340,000	9,608,836
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,788,197
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,526,580
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	2,739,887
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	297,000	303,987
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	609,706
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	730,000	783,564
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2028	450,000	498,000
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2023	790,000	800,390
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2025	395,000	416,391
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,087,427
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2032	1,990,000	2,127,241
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	613,202
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	2,883,861
		$204,522,351
New Mexico - 0.4%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$1,810,000	$1,968,254
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	410,000	393,104
New Mexico Educational Assistance Foundation, Taxable, “B-1”, 2.106%, 9/01/2051	4,570,000	4,350,371
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	770,000	771,188
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,545,000	1,546,884
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,635,000	5,956,949
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	215,000	201,667
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	146,364
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	143,351
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	363,690
		$15,841,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 6.4%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$730,000	$795,608
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	790,000	858,946
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	830,000	900,116
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	790,000	800,385
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,205,658
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	980,347
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	950,124
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,012,137
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	5,350,000	5,310,059
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	286,286
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	2,068,143
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057 (w)	1,615,000	1,626,768
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062 (w)	2,025,000	2,027,705
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	356,650
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2035	465,000	559,511
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	4,750,000	4,373,681
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	4,103,069
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2032	410,000	463,254
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	961,105
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,069,299
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2027	140,000	151,016
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2028	130,000	142,287
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2029	335,000	352,205
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2030	670,000	708,814
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2031	790,000	839,744
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2032	870,000	922,193
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	100,442
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	198,319
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	4,300,000	4,000,808
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	13,853,305
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	546,184
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,420,000	1,296,360
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	14,825,000	13,449,818
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,435,545
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,490,064
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,108,637
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	6,005,000	5,589,509
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	5,893,627
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,412,981
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	482,525
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,115,000	1,118,492
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,890,000	1,863,971
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,511,148
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,860,793
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,371,083
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	950,665
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	4,859,772
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	280,000	298,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	$505,000	$526,127
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	250,000	258,582
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	41,138
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	405,000	415,045
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	170,000	157,324
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	365,992
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	450,000	484,133
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	375,000	404,444
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	410,000	441,131
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,100,000	1,167,926
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	7,345,310
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,600,936
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,884,582
New York, NY, General Obligation, “F-1”, 5%, 3/01/2037	3,540,000	3,874,050
New York, NY, General Obligation, “F-1”, 5%, 3/01/2039	3,540,000	3,831,275
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,461,020
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,258,381
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,540,441
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	700,000	651,438
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,965,000	1,965,637
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,708,718
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,206,523
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	810,000	853,603
New York, NY, Transitional Finance Authority Future Tax Secured Rev., “A-4”, 4%, 11/01/2038	2,585,000	2,522,909
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	810,900
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2035	790,000	799,511
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	5,778,423
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,346,582
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2037	3,430,000	3,788,756
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,578,811
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	1,795,000	1,771,524
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	2,205,000	2,153,229
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,678,785
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,507,607
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	884,083
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,750,000	1,657,943
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	725,000	674,872
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,170,000	1,071,188
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,017,714
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,488,354
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	7,813,793
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	510,000	496,030
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	2,087,779
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	645,000	605,009
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	535,000	585,475
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,493,925
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,839,204
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	594,651
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,142,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	$1,915,000	$1,615,271
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,207,938
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,454,258
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,619,491
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,248,134
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	1,970,035
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,584,762
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	827,188
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	750,000	767,526
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	380,000	387,915
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,154,054
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	7,787,470
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2034	1,180,000	1,337,463
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2035	1,255,000	1,407,054
Yonkers, NY, School Serial Bonds, “D”, AGM, 5%, 3/15/2035	960,000	1,083,576
		$271,602,332
North Carolina - 1.3%
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	$415,000	$455,740
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	445,000	492,455
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	790,000	880,787
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	809,004
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,090,000	1,092,473
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	10,560,000	10,246,440
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	205,016
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	888,274
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	288,456
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	4,170,000	2,925,413
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	387,912
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	134,785
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	105,000	105,696
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	202,398
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	217,572
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	707,480
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	662,774
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	420,739
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,243,197
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,059,603
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	295,000	307,633
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	82,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	$1,065,000	$1,110,609
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	483,190
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	941,362
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,914,931
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	770,000	762,250
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,342,921
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,740,163
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,440,175
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2027	1,105,000	1,170,563
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2028	1,475,000	1,573,910
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2029	1,175,000	1,263,912
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,069,372
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2031	1,065,000	1,153,601
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	853,667
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	851,388
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,246,574
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	1,015,552
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,109,849
		$53,860,708
North Dakota - 0.8%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051 (u)	$9,815,000	$9,837,421
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	7,025,000	6,818,173
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,590,000	4,615,422
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,500,000	2,608,990
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,772,575
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	2,867,840
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,593,844
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	139,895
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	1,008,850
		$32,263,010
Ohio - 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	$355,000	$371,068
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,105,000	1,148,782
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	355,000	330,617
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	5,905,000	5,052,944
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	25,200,000	21,873,613
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	3,086,667
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,060,000	8,137,858
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	514,565
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	296,408
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	2,023,517
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,120,624
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	4,130,000	4,200,069
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,877,760
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,291,036
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,370,000	1,202,885
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	827,636
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,650,425
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	738,131
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	115,000	110,842
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	85,000	74,436
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,607,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	$3,090,000	$3,077,713
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,234,207
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,350,702
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	2,968,785
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,530,000	5,400,989
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	231,095
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	288,667
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,415,744
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,146,734
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,160,000	1,173,333
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,990,000	3,027,154
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	685,000	726,373
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	469,799
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	450,941
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	420,400
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,370,178
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,178,282
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,207,362
		$116,676,105
Oklahoma - 0.5%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$90,000	$85,801
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	1,860,000	1,873,561
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	985,952
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,730,556
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,915,000	3,685,080
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	120,000	118,725
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	640,000	618,228
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	803,228
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	289,167
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	800,077
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,770,000	7,100,807
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	1,285,000	1,159,748
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,255,000	1,279,286
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	595,000	609,950
		$23,140,166
Oregon - 0.7%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$1,190,000	$1,062,902
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	630,000	535,541
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,610,000	1,404,967
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	698,071
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	8,076,491
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	590,000	600,735
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,235,587
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,071,729
Washington, Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	3,150,000	3,444,867
Washington, Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,380,000	1,498,936
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	575,000	501,692
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	690,000	551,195
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	1,360,000	1,079,615
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	580,000	445,137
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	3,160,000	2,370,545
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	700,000	612,631
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	280,000	247,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	$380,000	$348,125
		$30,786,050
Pennsylvania - 7.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$5,185,000	$4,708,307
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	915,293
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	864,312
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	250,767
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	133,356
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	311,182
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	768,042
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	1,575,000	1,580,051
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	404,674
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	859,141
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	399,450
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	397,650
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,959,473
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2051	1,180,000	1,073,200
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	1,255,000	1,130,290
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,847,001
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	682,709
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	769,125
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	2,652,117
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	1,323,089
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	546,928
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	774,979
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	4,179,195
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	6,977,058
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	2,756,607
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	745,000	723,889
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	705,000	644,300
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	3,530,000	3,060,748
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,865,229
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	180,000	186,773
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	215,000	222,963
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	260,000	265,719
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	135,000	135,908
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,287,443
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	869,650
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	416,784
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	500,989
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,160,000	1,257,823
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	995,000	1,076,108
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	370,000	370,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	250,833
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	860,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	580,514
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	26,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	$115,000	$119,952
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,789
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	95,000	95,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	260,000	260,000
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	2,986,969
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	372,174
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	670,000	698,498
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	411,084
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	410,888
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	455,402
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.94% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	4,526,492
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	465,000	337,252
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	465,000	383,192
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	290,000	305,062
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	370,000	389,217
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	385,000	396,458
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	210,000	216,250
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	645,000	710,570
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	6,255,000	5,449,182
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	5,217,893
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,065,000	4,143,029
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	535,000	544,655
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	565,668
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	500,000	535,497
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,235,000	1,342,810
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2030	1,575,000	1,770,710
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	211,974
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	750,408
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	550,607
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	566,868
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,762,053
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,407,329
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,282,229
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,575,358
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,532,253
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,747,599
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,562,305
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,048,285
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,880,000	1,714,534
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,530,953
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	366,596
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	489,632
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	1,017,950
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	609,655
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	688,318
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	676,960
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	609,535
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	586,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	$1,365,000	$604,752
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	547,342
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	494,303
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	448,177
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	403,075
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	815,072
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	800,839
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,006,705
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	11,607,828
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	13,478,872
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	882,363
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	603,608
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	631,623
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	170,000	170,006
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 2.35%, 4/01/2049 (Put Date 1/17/2023)	7,320,000	7,315,809
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	6,295,000	6,063,702
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,590,000	1,490,967
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	215,014
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,060,000	887,859
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	830,000	827,993
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	831,425
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	209,188
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	4,400,000	4,434,111
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	7,385,000	7,213,269
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2028	1,850,000	1,971,396
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2029	1,890,000	2,029,216
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2029	1,900,000	2,049,387
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,064,078
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,202,582
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	10,570,000	10,326,865
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2030	480,000	539,331
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	762,712
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	501,454
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	529,737
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	534,306
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,663,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	$6,150,000	$6,482,779
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,505,000	18,412,983
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	1,750,000	1,838,768
Philadelphia, PA, “B”, 5%, 2/01/2032	4,130,000	4,518,347
Philadelphia, PA, “B”, 5%, 2/01/2035	3,030,000	3,273,177
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	8,963,019
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	3,315,000	3,453,663
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	200,000	207,654
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	3,973,302
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	305,549
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	341,780
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	160,593
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	251,553
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	813,913
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,222,036
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	851,423
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	151,910
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	359,244
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	820,000	860,327
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,660,626
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,472,635
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,620,000	1,679,719
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,540,201
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	310,495
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	352,612
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	392,590
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,293,060
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,081,534
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,452,990
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,375,000	1,495,951
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	1,965,000	2,122,874
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,495,000	1,497,206
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	211,450
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	245,000	265,896
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	1,235,000	1,217,043
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	305,000	326,219
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	980,000	954,822
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	305,000	324,879
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	1,400,000	1,353,142
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	305,000	323,956
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	790,000	743,337
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	915,000	960,971
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	805,000	831,712
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	590,000	689,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	$1,475,000	$1,562,399
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,156,379
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,145,289
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	29,916
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	62,717
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	470,000	459,385
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	500,000	488,567
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	850,000	815,932
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,120,166
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	348,487
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	337,787
		$306,621,574
Puerto Rico - 3.0%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$487,632	$451,948
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,015,224
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	7,617,119	7,617,108
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	1,625,722	1,637,977
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	1,611,004	1,641,399
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,621,565
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,659,148
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,265,639
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,865,019	2,411,168
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	921,634
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,199,106
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,193,695
HTA CL-6, TR CTFS CL-2031 Units, 5.25%, 7/01/2031	1,216,002	1,199,847
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	11,815,000	11,817,677
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	241,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	2,260,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	3,654,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	5,832,700
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	883,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	484,075
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	234,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	2,201,163
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	350,000	347,856
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,482,131
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	180,000	172,054
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	130,000	129,774
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	169,520
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	90,535
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	359,827
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	1,108,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	981,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	275,000	200,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	2,996,650
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	763,672
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	29,884
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,057,945
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	225,665
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	665,000	667,687
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	1,805,000	1,814,844
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,430,000	2,437,446
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	368,295
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	206,981
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	472,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	$1,930,000	$1,389,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,574,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	553,038
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	1,699,400
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	1,364,063
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,065,000	2,014,971
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	150,000	150,891
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	293,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	702,742
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,757,287
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	23,782,000	21,592,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	4,615,894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	88,667
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,435,000	1,244,992
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	86,000	80,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,223,000	989,429
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	231,000	168,340
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	7,183,229
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	6,277,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,706,000	1,898,694
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	279,222
		$125,447,896
Rhode Island - 0.5%
Providence, RI, “A”, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,060,000	$1,060,618
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2028	280,000	308,058
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2029	295,000	328,028
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2030	300,000	337,804
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2031	315,000	358,222
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2032	335,000	380,455
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2033	350,000	395,457
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2034	365,000	410,717
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2035	395,000	440,906
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2036	415,000	460,551
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	525,000	520,836
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	546,714
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	661,507
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	690,916
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2041	140,000	135,814
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	744,194
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	604,853
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	565,007
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,870,000	1,588,630
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,150,000	4,949,043
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	884,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	$2,910,000	$2,767,817
		$19,140,218
South Carolina - 1.9%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$553,845
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,190,718
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	3,425,000	3,205,667
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	11,815,000	12,339,161
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	790,000	634,769
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	314,037
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	308,266
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,468,460
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,773,068
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,281,024
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), “C”, 5%, 7/01/2032	3,935,000	4,230,633
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,645,000	1,328,670
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	752,933
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	2,420,000	2,533,374
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,684,085
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,052,580
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	3,902,875
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,467,837
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,579,097
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,519,788
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,834,475
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,177,141
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	369,151
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,930,000	1,863,143
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,701,836
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	850,000	805,535
		$80,872,168
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$790,000	$796,275
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	790,000	796,275
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,105,000	1,113,777
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	1,570,000	1,485,301
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.245%, 6/01/2025	2,755,000	2,514,591
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.495%, 6/01/2026	1,970,000	1,739,644
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	6,025,000	6,103,641
		$14,549,504
Tennessee - 2.7%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$7,715,000	$7,715,000
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,600,328
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	652,714
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,270,389
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	5,705,000	5,995,290
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,430,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	$200,000	$218,051
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2032	910,000	989,449
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2033	1,380,000	1,490,506
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,124,425
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,254,302
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,392,293
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,543,339
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,702,035
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,867,348
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,597,626
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,115,000	2,191,437
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	135,000	137,945
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,418,613
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,340,272
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	7,911,706
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	301,467
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	405,422
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	231,182
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	281,296
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	257,201
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	290,011
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	228,508
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,337,929
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	1,880,000	1,890,810
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,282,199
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,733,510
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	934,477
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,637,793
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,909,866
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,949,484
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	921,009
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	2,079,713
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	667,545
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,090,000	1,090,580
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	260,000	259,722
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,315,000	1,322,472
		$112,856,251
Texas - 5.7%
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$725,000	$692,862
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,533,826
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	515,000	571,075
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	475,000	534,600
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	670,000	752,934
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	500,000	560,082
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	495,000	555,467
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.125%, 8/15/2042	2,915,000	2,864,239
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.375%, 8/15/2052	3,130,000	3,081,419
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	945,000	999,857
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	775,000	816,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	$4,015,000	$4,191,686
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,337,026
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	860,336
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	579,866
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	851,117
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	158,524
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	390,962
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	250,603
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	365,209
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 2/15/2052	2,250,000	2,134,270
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,778
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	538,561
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,876
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), PSF, 4.25%, 8/15/2052	2,500,000	2,442,294
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,710,880
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	282,335
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	917,594
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	355,000	298,106
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	431,205
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	230,000	225,398
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	245,872
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	190,000	173,372
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	200,000	224,036
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	160,000	181,852
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	260,000	299,486
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	260,000	278,279
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	235,000	250,434
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	225,000	238,018
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	200,000	209,091
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	230,000	237,346
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	390,000	386,075
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	996,232
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,390,993
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,279,620
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	670,000	675,305
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	348,406
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	532,430
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	823,113
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	892,215
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	585,907
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	669,301
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	917,233
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	160,000	168,885
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	189,454
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	214,975
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	333,002
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	420,819
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	273,979
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	460,511
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2052	4,005,000	3,722,123
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,279,774
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,113,766
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,252,965
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,575,576
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2031	395,000	444,896
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2032	590,000	658,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2033	$630,000	$696,248
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	3,140,000	3,086,218
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	970,625
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2031	1,200,000	1,260,601
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,367,596
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2035	1,240,000	1,264,878
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2036	2,195,000	2,228,092
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2037	2,970,000	3,001,130
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2038	2,480,000	2,490,216
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	183,998
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	438,374
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	285,846
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	538,412
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,035,000	1,032,439
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,213
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	532,582
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,188,816
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	725,398
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	156,463
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	501,360
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,252,045
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	120,000	125,019
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	170,000	174,794
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	194,619
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	347,725
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,967,056
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,374,932
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,581,979
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,811,388
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,180,000	1,330,805
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	1,400,000	1,571,843
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,360,000	1,397,625
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,080,000	2,041,851
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045 (w)	1,035,000	952,159
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047 (w)	1,145,000	1,040,420
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	390,000	398,660
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,404,220
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	359,643
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	570,000	451,535
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	668,534
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	1,036,888
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,114,907
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,651,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	$280,000	$293,004
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	280,000	293,004
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	705,000	737,742
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	185,000	201,182
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, PSF, 4%, 6/15/2052	1,375,000	1,287,458
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 3%, 8/15/2051	2,645,000	2,000,471
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	305,000	338,889
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	285,000	320,396
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	295,000	330,638
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	555,000	577,646
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	495,000	505,730
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	630,000	631,037
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	315,000	312,002
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	237,050
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	274,207
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	272,469
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	11,995,265
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,018,748
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	904,992
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,422,743
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	6,959,700
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,445,000	3,488,794
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	335,000	358,947
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	335,000	358,173
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	4,720,000	5,016,256
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	295,000	314,338
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	370,000	393,405
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	8,189,767
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	4,840,000	5,027,876
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	912,004
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,057,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	4,782,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	620,000	587,124
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2031	180,000	190,443
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	167,310
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	208,050
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	161,633
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	133,612
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	153,917
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	9,845,000	10,005,621
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,815,000	5,702,387
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,390,000	2,429,448
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,705,000	5,031,400
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,680,000	10,282,587
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	785,000	815,793
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	2,245,000	2,329,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	$6,230,000	$5,941,967
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,180,000	1,201,798
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	940,000	954,934
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	831,580
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,686,257
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,429,392
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,365,264
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	3,935,000	4,229,083
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,186,028
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	169,840
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	117,705
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	123,039
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	115,138
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	215,681
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	278,933
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	215,257
University of Texas, System Rev., “J”, 5%, 8/15/2028	3,935,000	4,248,213
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 8/15/2052	2,015,000	1,885,457
		$244,474,500
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,365,000	$1,400,919
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	285,000	290,976
		$1,691,895
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	$230,000	$238,943
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	205,000	210,231
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,477,527
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	809,097
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,792,082
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “A”, 5%, 5/15/2043	3,935,000	4,199,708
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	627,588	624,335
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	357,535	355,681
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	2,818,079	2,650,430
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	598,795	597,572
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	10,944,220	10,293,141
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	968,156	942,390
		$25,191,137
Vermont - 0.3%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$793,294
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	185,000	182,847
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	420,255
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	195,000	192,801
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	476,707
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	185,000	183,172
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	195,000	193,019
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	4,845,000	4,375,459
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	2,645,000	2,572,882
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	810,000	695,681
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	512,398
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	800,878
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	1,425,000	1,407,732
		$12,807,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.7%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$320,000	$278,394
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	9,996,274
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	1,655,000	1,665,059
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,357,286
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,140,000	3,394,772
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,715,000	1,762,252
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 8.506%, 8/23/2027 (p)	2,600,000	3,017,255
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,145,000	1,134,918
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	2,968,346
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	135,741
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	250,129
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	775,000	641,295
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	205,665
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	641,315
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	569,846
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	304,052
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	315,000	325,774
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	315,000	326,524
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	514,558
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	174,517
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	414,028	4
		$31,663,976
Washington - 2.2%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$10,225,000	$10,782,244
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	10,030,000	9,581,272
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,561,406
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,959,136
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,708,197
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,838,894
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,031,208
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	7,865,000	8,219,402
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	3,165,000	3,333,644
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,117,695
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,161,534
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,009,944
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,095,734
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	416,751
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,475,000	1,519,797
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,371,474
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,601,351
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,379,350
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	12,597,994	11,098,787
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	5,250,000	5,093,154
		$91,880,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,095,000	$950,476
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,424,703
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,366,483
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,274,028
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	683,175
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	205,848
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	5,002,313
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	505,000	489,343
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	451,001
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	570,281
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2031	335,000	360,046
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2032	220,000	235,177
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2033	425,000	452,438
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2035	520,000	542,858
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	475,000	441,500
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	345,000	316,093
		$18,765,763
Wisconsin - 2.8%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$515,000	$352,923
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	513,313
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	463,843
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	653,592
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	634,505
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	972,888
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,002,293
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,030,419
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	420,317
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	274,907
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	352,824
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	323,208
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	283,950
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	341,375
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	311,395
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	296,376
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	287,858
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	253,742
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	59,807
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	95,000	103,317
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,637,406
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	943,279
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	856,923
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,068,690
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	636,038
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	1,810,000	1,496,097
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,230,000	1,641,630
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	3,845,000	2,651,848
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	1,475,000	1,484,529
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	563,572
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,230,000	1,013,020
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	5,121,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	$370,000	$374,988
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	500,000	506,740
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,015,000	2,042,162
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	3,505,000	3,509,639
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	995,000	995,264
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,376,422
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,572,764
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	161,345
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	470,676
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	322,122
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	96,011
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	96,139
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	482,320
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	672,311
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	642,810
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,011,614
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	1,150,000	1,026,656
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	892,008
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	515,000	458,972
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	50,000	49,544
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	123,863
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	156,395
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	502,406
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	480,000	451,406
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,306,299
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,112,539
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	2,480,000	1,866,012
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,320,000	966,344
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	8,515,811
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	4,090,000	3,436,731
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	157,376
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	3,616,064
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	5,987,607
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,587,437
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	781,609
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	157,890
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	205,715
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	555,516
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	253,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	$395,000	$326,256
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,080,618
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	782,708
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	1,897,725
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	1,860,000	1,563,188
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	403,174
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	374,583
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	308,273
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	613,619
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	3,952,558
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	301,567
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	558,921
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	470,501
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	522,337
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	413,994
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,796,426
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,847,086
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	3,986,933
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	271,751
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	965,733
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,617,410
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	291,560
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	920,465
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,492,236
		$119,307,933
Wyoming - 0.3%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$175,000	$175,921
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	160,000	157,567
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	7,035,000	7,055,339
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	4,040,000	3,968,000
		$11,356,827
Total Municipal Bonds		$4,137,854,483
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,376,667
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	3,797,852
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	494,791
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,945,000	1,333,381
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	20,076,955	5,094,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	$2,925,000	$1,369,875
		$17,467,214
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$300,723
Total Bonds		$17,767,937
Other Municipal Bonds – 0.4%
Multi-Family Housing Revenue – 0.4%
Freddie Mac, 2.625%, 6/15/2035	$13,455,000	$11,052,023
Freddie Mac, 0.953%, 7/25/2036 (i)	37,105,356	2,167,895
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	12,558,731	1,286,397
Total Other Municipal Bonds		$14,506,315
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$6,910,575	$3,023,377
Investment Companies (h) - 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.02% (v)	107,662,818	$107,695,117

Other Assets, Less Liabilities - (0.6)%		(24,122,929)
Net Assets - 100.0%		$4,256,724,300
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $107,695,117 and $4,173,152,112, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $259,964,622, representing 6.1% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	$100,000	$58,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	713,358	382,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/17	1,083,654	577,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	180,000	104,400
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/21	9,384,732	7,237,493
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,827,308	2,951,615
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,819,151	2,945,324
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,484,968	2,687,603

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	$2,398,314	$1,849,577
Total Restricted Securities			$18,793,912
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,155,384,175	$—	$4,155,384,175
U.S. Corporate Bonds	—	17,767,937	—	17,767,937
Mutual Funds	107,695,117	—	—	107,695,117
Total	$107,695,117	$4,173,152,112	$—	$4,280,847,229
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,250,011	$976,423,733	$986,001,535	$(11,079)	$33,987	$107,695,117

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,559,071	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.